Goodwill	9 Months Ended
Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
(4)	Goodwill

Changes to the Company’s goodwill balance during the year ended December 31, 2015 and during the nine months ended September 30, 2016 (unaudited) are as follows:

Balance at December 31, 2014	$—
Current period acquisition	1,249,956

Balance at December 31, 2015	$1,249,956
Current period adjustments (unaudited)	—

Balance at September 30, 2016 (unaudited)	$1,249,956